Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Schedule of Total Stock-Based Compensation Expense

Total stock-based compensation expense for the three and nine months ended September 30, 2014 and 2013 was comprised of the following (in thousands):

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
Cost of sales	$15	$—	$45	$—
Research and development	78	94	221	272
Selling and marketing	13	10	36	30
General and administrative	384	337	910	989

	$490	$441	$1,212	$1,291

Fair Value of Stock Option Award

The fair value of options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions for the three and nine months ended September 30, 2014 and 2013:

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
Significant assumptions (weighted average):
Risk-free interest rate at grant date	2.00%	0.00%	1.91%	0.95%
Expected stock price volatility	98.23%	0.00%	99.65%	118.34%
Expected dividend payout	0%	0%	0%	0%
Expected option life based on management’s estimate	6.1 yrs	0.0 yrs	6.1 yrs	6.1 yrs

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the years ended December 31, 2013 and 2012:

	Year ended December 31, 2013	Year ended December 31, 2012

Significant assumptions (weighted-average):
Risk-free interest rate at grant date	1.02%	0.94%
Expected stock price volatility	116.53%	121.90%
Expected dividend payout	0%	0%
Expected option life-years based on management’s estimate	6.08 years	5.69 years

Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued

The following tables summarize the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of		Weighted
	Options Issued	Weighted	Average	Aggregate
	Under	Average Exercise	Remaining	Intrinsic
	2006 Plan and	Price Per	Contractual	Value
	2010 Plan	Share	Term	(in thousands)
Outstanding at December 31, 2012	15,122,900	$1.18
Granted	1,491,500	$0.26
Exercised	—	$—
Canceled or expired	(586,000)	$0.61

Outstanding at December 31, 2013	16,028,400	$1.12
Granted	4,304,000	$0.15
Exercised	—	$—
Canceled or expired	(799,483)	$0.53

Outstanding at September 30, 2014	19,532,917	$0.93	6.47 years	$—

Vested and expected to vest at September 30, 2014	18,665,045	$0.97	6.33 years	$—

Exercisable at September 30, 2014	13,160,744	$1.20	5.29 years	$—

Weighted
	Number of	Weighted	Average	Aggregate
	Options Issued	Average Exercise	Remaining	Intrinsic
	Outside	Price Per	Contractual	Value
	the Plan	Share	Term	(in thousands)
Outstanding at December 31, 2012	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	(644,939)	$1.00

Outstanding at December 31, 2013	7,609,293	$0.62
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding, vested and exercisable at September 30, 2014	7,609,293	$0.62	5.11 years	$—

The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Shares issued under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share

Outstanding at December 31, 2011	14,730,207	$1.26
Granted	2,398,000	$0.38
Exercised	(17,500)	$0.22
Canceled or expired	(1,987,807)	$0.78

Outstanding at December 31, 2012	15,122,900	$1.18
Granted	1,491,500	$0.26
Exercised	—	$—
Canceled or expired	(586,000)	$0.61

Outstanding at December 31, 2013	16,028,400	$1.12

	Number of Shares issued outside the Plan	Weighted Average Exercise Price Per Share

Outstanding at December 31, 2011	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding at December 31, 2012	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	(644,939)	$1.00

Outstanding at December 31, 2013	7,609,293	$0.62

Summary of Changes in Restricted Stock Award Activity

The following table summarizes the changes in restricted stock award activity and the related weighted average exercise prices for the Company’s awards issued:

	Restricted
	Stock Issued
	from the	Weighted
	2006 Plan and	Average Grant Date
	2010 Plan	Fair Value
Unvested at December 31, 2012	335,000	$0.32
Granted	961,000	$0.24
Vested	(1,029,750)	$0.27
Forfeited	(121,250)	$0.25

Unvested at December 31, 2013	145,000	$0.23
Granted	865,459	$0.17
Vested	(701,584)	$0.20
Forfeited	—	$—

Unvested at September 30, 2014	308,875	$0.19

The following table summarizes restricted stock award activity during the years ended December 31, 2013 and 2012:

	Restricted Stock issued from the 2006 Plan and 2010 Plan	Weighted Average Grant Date Fair Value

Unvested at December 31, 2011	82,927	$0.20
Granted	335,000	$0.32
Vested	(82,927)	$0.20
Forfeited	—	$—

Unvested at December 31, 2012	335,000	$0.32
Granted	961,000	$0.24
Vested	(1,029,750)	$0.27
Forfeited	(121,250)	$0.25

Unvested at December 31, 2013	145,000	$0.23

Summary of Outstanding Warrants Related to Warrant Transactions

Share data related to warrant transactions through September 30, 2014 were as follows:

	Preferred Stock		Common Stock		Units	Common Stock					Price per Warrant
												Weighted
					Placement	YKA	Skin Care	Jan 2013	Mar 2013	Total		Average
	Series A	Series B	Series A	Series B	Agent	Loan	Marketing	Financing	Financing	Warrants	Range	Exercise Price
Outstanding, December 31, 2012	1,600,000	300,000	—	—	—	1,400,000	200,000	—	—	3,500,000	$0.25-2.00	$0.336
2013
Issued			36,754,822	20,000,000	666,666			5,062,500	2,500,000	64,983,988	$0.15-0.200	$0.156
Exercised			(200,000)	(16,754,822)						(16,954,822)	$0.145-0.15	$0.147
Forfeited/Cancelled	(1,600,000)	(300,000)		(3,245,178)		(1,400,000)				(6,545,178)	$0.15-0.250	$0.198

Outstanding, December 31, 2013	—	—	36,554,822	—	666,666	—	200,000	5,062,500	2,500,000	44,983,988	$0.145-2.00	$0.166
2014
Issued										—
Exchanged			(36,554,822)		(666,666)					(37,221,488)	$0.15	$0.150
Exercised										—
Forfeited/Cancelled										—

Outstanding, September 30, 2014	—	—	—	—	—	—	200,000	5,062,500	2,500,000	7,762,500	$0.145-2.00	$0.240

Share data related to warrant transactions as of December 31, 2013 were as follows:

	Preferred Stock		Common Stock	Units		Common Stock								Price per Warrant
	Series A	Series B	Series A	Series B	Placement Agent	YKA Loan	BioTime	Bridge Loan & non- cash Grants	Brookstreet	Skin Care Marketing	Jan 2013 Financing	Mar 2013 Financing	Total Warrants	Range	Weighted average exercise price

Outstanding, December 31, 2011	1,600,000	300,000				1,400,000	30,000	1,317,921	1,721,629	200,000			6,569,550	$0.25- 2.00	$0.49
2012
Issued													—
Exercised													—
Forfeited/Expired							(30,000)	(1,317,921)	(1,721,629)				(3,069,550)	$0.56- 0.80	$0.66

Outstanding, December 31, 2012	1,600,000	300,000				1,400,000	—	—	—	200,000			3,500,000	$0.25- 2.00	$0.336

2013
Issued			36,754,822	20,000,000	666,666						5,062,500	2,500,000	64,983,988	$0.15- 0.20	$0.156
Exercised			(200,000)	(16,754,822)									(16,954,822)	$0.145-0.15	$0.147
Forfeited/Expired	(1,600,000)	(300,000)		(3,245,178)		(1,400,000)							(6,545,178)	$0.15- 0.25	$0.198

Outstanding, December 31, 2013	—	—	36,554,822	—	666,666	—	—	—	—	200,000	5,062,500	2,500,000	44,983,988	$0.145-2.00	$0.166

Summary of Changes in Options Outstanding and Related Exercise Prices

Options Outstanding				Options Exercisable and vested
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.18-$0.50	5,265,300	7.10	$0.37	2,727,860	5.44	$0.42
$0.51-$0.75	9,258,093	5.93	$0.62	8,898,143	5.90	$0.62
$0.76-$1.00	1,817,000	3.33	$0.99	1,794,000	3.28	$0.99
$1.01-$1.58	1,967,300	6.32	$1.35	1,702,400	6.26	$1.36
$1.59-$3.20	5,330,000	6.90	$1.97	3,836,000	6.84	$1.99

	23,637,693	6.24	$0.96	18,958,403	5.81	$0.97